Related-party transactions (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Compensation selected employees	$ (385)	$ (5,698)
Payables	(193)	0
Receivables	268	0
Payables	(11,410)		$ (17,409)
Receivables	16,773		0
Affiliate
Disclosure of transactions between related parties [line items]
Leases	(687)	$ 0
Payables	$ (682)		$ 0